Note 17 - Segment Information, Reconciliation of revenues from segment to consolidated (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 70,822	$ 57,183
Inter-segment net operating revenues	0	0
Net operating revenues	70,822	57,183
Cost of sales	(43,038)	(32,713)
Depreciation, depletion and amortization	(4,732)	(4,130)
Exploration, including exploratory dry holes	(1,369)	(892)
Impairment	(2)	(94)
Selling, general and administrative expenses	(4,923)	(4,200)
Research and development expenses	(629)	(448)
Other operating expenses	(1,689)	(2,139)
Costs and expenses	(56,382)	(44,616)
Operating income (loss)	14,440	12,567
Equity in results of non-consolidated companies	343	(28)
Financial income (expenses), net	3,189	(679)
Other taxes	(215)	(211)
Income (loss) before income taxes	17,757	11,649
Income tax benefits (expense)	(4,181)	(3,047)
Net income (loss) for the period	13,576	8,602
Less: Net income (loss) attributable to the noncontrolling interest	(404)	(39)
Net income (loss) attributable to Petrobras	13,172	8,563
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	157	141
Inter-segment net operating revenues	36,144	25,959
Net operating revenues	36,301	26,100
Cost of sales	(13,139)	(10,018)
Depreciation, depletion and amortization	3,047	(2,652)
Exploration, including exploratory dry holes	(1,212)	(758)
Impairment	0	0
Selling, general and administrative expenses	(238)	(189)
Research and development expenses	(332)	(228)
Other operating expenses	(241)	(326)
Costs and expenses	(18,209)	(14,171)
Operating income (loss)	18,092	11,929
Equity in results of non-consolidated companies	0	5
Financial income (expenses), net	0	0
Other taxes	(21)	(70)
Income (loss) before income taxes	18,071	11,864
Income tax benefits (expense)	(6,144)	(4,032)
Net income (loss) for the period	11,927	7,832
Less: Net income (loss) attributable to the noncontrolling interest	9	7
Net income (loss) attributable to Petrobras	11,936	7,839
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	39,375	32,012
Inter-segment net operating revenues	18,693	15,284
Net operating revenues	58,068	47,296
Cost of sales	(58,418)	(43,442)
Depreciation, depletion and amortization	(556)	(546)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,531)	(1,452)
Research and development expenses	(108)	(74)
Other operating expenses	(194)	(470)
Costs and expenses	(60,807)	(45,984)
Operating income (loss)	(2,739)	1,312
Equity in results of non-consolidated companies	223	(100)
Financial income (expenses), net	0	0
Other taxes	(24)	(27)
Income (loss) before income taxes	(2,540)	1,185
Income tax benefits (expense)	940	(437)
Net income (loss) for the period	(1,600)	748
Less: Net income (loss) attributable to the noncontrolling interest	9	(32)
Net income (loss) attributable to Petrobras	(1,591)	716
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	4,012	3,027
Inter-segment net operating revenues	623	432
Net operating revenues	4,635	3,459
Cost of sales	(2,557)	(2,100)
Depreciation, depletion and amortization	(417)	(244)
Exploration, including exploratory dry holes	0	0
Impairment	0	(44)
Selling, general and administrative expenses	(417)	(408)
Research and development expenses	(32)	(32)
Other operating expenses	(94)	(205)
Costs and expenses	(3,517)	(3,033)
Operating income (loss)	1,118	426
Equity in results of non-consolidated companies	117	65
Financial income (expenses), net	0	0
Other taxes	(20)	(13)
Income (loss) before income taxes	1,215	478
Income tax benefits (expense)	(373)	(141)
Net income (loss) for the period	842	337
Less: Net income (loss) attributable to the noncontrolling interest	(3)	49
Net income (loss) attributable to Petrobras	839	386
Biofuel
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	25	7
Inter-segment net operating revenues	123	128
Net operating revenues	148	135
Cost of sales	(167)	(125)
Depreciation, depletion and amortization	(17)	(10)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(34)	(16)
Research and development expenses	(5)	0
Other operating expenses	(19)	(3)
Costs and expenses	(242)	(154)
Operating income (loss)	(94)	(19)
Equity in results of non-consolidated companies	26	(5)
Financial income (expenses), net	0	0
Other taxes	0	0
Income (loss) before income taxes	(68)	(24)
Income tax benefits (expense)	32	7
Net income (loss) for the period	(36)	(17)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	(36)	(17)
International
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	6,215	5,116
Inter-segment net operating revenues	2,022	1,275
Net operating revenues	8,237	6,391
Cost of sales	(6,052)	(4,563)
Depreciation, depletion and amortization	(411)	(427)
Exploration, including exploratory dry holes	(157)	(134)
Impairment	(2)	(50)
Selling, general and administrative expenses	(438)	(388)
Research and development expenses	0	(1)
Other operating expenses	(250)	(123)
Costs and expenses	(7,310)	(5,686)
Operating income (loss)	927	705
Equity in results of non-consolidated companies	(22)	6
Financial income (expenses), net	0	0
Other taxes	(52)	(38)
Income (loss) before income taxes	853	673
Income tax benefits (expense)	9	(67)
Net income (loss) for the period	862	606
Less: Net income (loss) attributable to the noncontrolling interest	1	(42)
Net income (loss) attributable to Petrobras	863	564
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	21,038	16,880
Inter-segment net operating revenues	384	349
Net operating revenues	21,422	17,229
Cost of sales	(19,712)	(15,719)
Depreciation, depletion and amortization	(115)	(103)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,065)	(848)
Research and development expenses	(3)	(2)
Other operating expenses	20	(32)
Costs and expenses	(20,875)	(16,704)
Operating income (loss)	547	525
Equity in results of non-consolidated companies	1	0
Financial income (expenses), net	0	0
Other taxes	(14)	(8)
Income (loss) before income taxes	534	517
Income tax benefits (expense)	(181)	(176)
Net income (loss) for the period	353	341
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	353	341
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(169)	(149)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,251)	(1,015)
Research and development expenses	(149)	(111)
Other operating expenses	(944)	(980)
Costs and expenses	(2,513)	(2,255)
Operating income (loss)	(2,513)	(2,255)
Equity in results of non-consolidated companies	(2)	1
Financial income (expenses), net	3,189	(679)
Other taxes	(84)	(55)
Income (loss) before income taxes	590	(2,988)
Income tax benefits (expense)	1,230	1,780
Net income (loss) for the period	1,820	(1,208)
Less: Net income (loss) attributable to the noncontrolling interest	(420)	(21)
Net income (loss) attributable to Petrobras	1,400	(1,229)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	(57,989)	(43,427)
Net operating revenues	(57,989)	(43,427)
Cost of sales	57,007	43,254
Depreciation, depletion and amortization	0	1
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	51	116
Research and development expenses	0	0
Other operating expenses	33	0
Costs and expenses	57,091	43,371
Operating income (loss)	(898)	(56)
Equity in results of non-consolidated companies	0	0
Financial income (expenses), net	0	0
Other taxes	0	0
Income (loss) before income taxes	(898)	(56)
Income tax benefits (expense)	306	19
Net income (loss) for the period	(592)	(37)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ (592)	$ (37)